Fair Value Measurements - Schedule of Changes in Fair Value of Level 3 Private Warrants Liability (Details) - Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes in Fair Value of Level 3 Private Warrants Liability [Line Items]
Fair value at beginning of the year	$ 977	$ 2,228
Change in fair value	(496)	(1,251)
Fair value at end of the year	$ 481	$ 977